ProShares Smart Materials ETF Investment Strategy - ProShares Smart Materials ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies that have business operations in the field of smart materials. The index provider uses a natural language processing algorithm to identify companies that fall into one or more of the following categories: (1) production of smart materials, also called intelligent or responsive materials, which can be defined as materials that have properties which can be changed by an external stimulus (such as temperature, electricity or stress); (2) production of materials with certain advanced, innovative, or disruptive qualities; and (3) development of technologies which promote advances and research related to smart materials.The index provider determines whether a company falls into those categories by using an automated scan of company filings and other public information to search for terms and phrases which identify companies that have or are expected to have significant exposure in the field of smart materials. The index provider reviews each company and excludes any company that does not have relevant business exposure. The identified companies are then ranked based on level of exposure to smart materials, as determined by the automated scan. The top 30 companies are selected for inclusion in the Index. Selected companies are weighted based on market capitalization, subject to a 4.5% limit for any single company. The Index’s composition and the assigned weights are reevaluated every May and November. The Index is constructed and maintained by Solactive AG. More information about the Index can be found using the Bloomberg ticker symbol “SOLSMATN.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the components of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the components of the Index or to instruments not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each component of the Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more components of the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.